Note 11 - Taxation - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Loss before income tax	$ (1,354)	$ (8,073)	$ (4,390)	$ (10,666)
Group weighted average corporation tax rate	22.00%	22.20%	24.60%	21.80%
Tax at standard rate	$ 297	$ 1,789	$ 1,080	$ 2,325
Expenses that are not deductible for tax purposes	(49)	(833)	(106)	41
Adjustment to prior year tax provisions. assets	0	137	0	(64)
Deferred tax assets not recognized on tax losses	(340)	(978)	(1,687)	(2,859)
Recognized in the Consolidated Statement of Comprehensive Income	$ (92)	$ 115	$ (713)	$ (557)